Financial Risk Management, Objectives and Policies (Details) - Trade receivables [member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Customers that owed the Group more than S/3,000,000 [Member]
Financial Risk Management, Objectives and Policies (Details) [Line Items]
Number of customer	6	6
Percentage of entity's	47.00%	43.00%
Customers that owed the Group more than S/700,000 and less S/300,000 [Member]
Financial Risk Management, Objectives and Policies (Details) [Line Items]
Number of customer	16	22
Percentage of entity's	30.00%	31.00%